Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 21, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the rules adopted by the SEC, pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 we are providing the following disclosure regarding the relationship between executive compensation actually paid to our NEOs and certain financial performance of QCR Holdings for the fiscal years listed below.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO Mr. Helling(1)	Compensation Actually Paid to CEO Mr. Helling(2)	Summary Compensation Table Total for CEO Mr. Gipple(1)	Compensation Actually Paid to CEO Mr. Gipple(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income in Thousands	Adjusted Earnings Per Share(5)
2025	$1,419,359	$1,027,985	$1,713,726	$1,533,696	$537,547	$531,439	$215	$196	$127,194	$7.64
2024	$1,579,631	$1,609,228	-	-	$857,583(6)	$965,847	$207	$148	$113,850	$7.03
2023	$1,798,583	$1,342,391	-	-	$710,698	$682,704	$150	$108	$113,558	$6.82
2022	$1,855,117	$1,152,003	-	-	$797,011	$601,280	$127	$109	$99,066	$6.89
2021	$1,939,141	$1,458,808	-	-	$810,346	$856,847	$142	$138	$98,905	$6.37

(1)	On May 22, 2025, Mr. Gipple transitioned to the role of President and Chief Executive Officer of QCR Holdings. Prior to such date, Mr. Helling served as our Chief Executive Officer.

(2)	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO and Non-CEO NEOs.

(3)

Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Anderson and McNew, and Mses. Winter and Ekizian; (ii) for 2024, Messrs. Gipple and McNew, Ms. Winter and John H. Anderson; (iii) for 2023 and 2022, Messrs. Gipple, Gibson, and McNew and John H. Anderson; and (iv) for 2021, Messrs. Gipple, and McNew, John H. Anderson, and Dana L. Nichols.

(4)

Reflects the cumulative total shareholder return based on the KBW NASDAQ Bank Index, which we also use in the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the SEC.

(5)

Adjusted earnings per share is a non-GAAP financial measure. As calculated from our audited financial statements, adjusted earnings per share equals net income (i) less (A) securities gains (losses), (B) fair value gain (loss) on derivatives, (C) post-acquisition compensation, transition and integration costs, and (D) goodwill impairment and restructuring expense and (ii) divided by the weighted average common and common equivalent shares outstanding.

(6)

The Average Summary Compensation Table Total for Non-CEO NEOs in 2024 includes the incremental fair value of the unvested equity awards that vested on John H. Anderson’s retirement due to the modification of such awards.

Adjustment To PEO Compensation, Footnote

The following table reconciles the amounts reported under the “Total” column of the Summary Compensation Table with the Compensation Actually Paid in the above table:

		CEO					Non-CEO NEOs
	2025	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
	Mr. Gipple	Mr. Helling	Mr. Helling	Mr. Helling	Mr. Helling	Mr. Helling
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,713,726	1,419,359	1,579,631	1,798,583	1,855,117	1,939,141	537,547	857,583	710,698	797,011	810,346
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(490,389)	(273,146)	(215,632)	(303,489)	(294,582)	(286,937)	(65,681)	(117,026)	(105,819)	(113,945)	(134,808)
- Pension values as reported in the SCT	(179,172)	(440,505)	(222,806)	(500,083)	(561,512)	(725,382)	0	(34,035)	(74,792)	(154,216)	(150,024)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	474,327	304,086	307,101	251,617	203,565	274,001	73,604	130,742	101,531	114,802	195,959
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(2,312)	(5,190)	138,379	77,112	(61,581)	177,669	(14,031)	115,766	40,892	(38,590)	96,761
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(1,384)	0	0	6,245	(10,552)	61,734	0	8,122	7,377	(8,405)	34,570
Pension Benefit Service Cost	18,900	23,381	22,555	12,406	21,548	18,582	0	4,695	2,817	4,623	4,043
Compensation Actually Paid (“CAP”)	1,533,696	1,027,985	1,609,228	1,342,391	1,152,003	1,458,808	531,439	965,847	682,704	601,280	856,847

Non-PEO NEO Average Total Compensation Amount			$ 537,547	$ 857,583	$ 710,698	$ 797,011	$ 810,346
Non-PEO NEO Average Compensation Actually Paid Amount			$ 531,439	965,847	682,704	601,280	856,847
Adjustment to Non-PEO NEO Compensation Footnote

The following table reconciles the amounts reported under the “Total” column of the Summary Compensation Table with the Compensation Actually Paid in the above table:

		CEO					Non-CEO NEOs
	2025	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
	Mr. Gipple	Mr. Helling	Mr. Helling	Mr. Helling	Mr. Helling	Mr. Helling
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,713,726	1,419,359	1,579,631	1,798,583	1,855,117	1,939,141	537,547	857,583	710,698	797,011	810,346
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(490,389)	(273,146)	(215,632)	(303,489)	(294,582)	(286,937)	(65,681)	(117,026)	(105,819)	(113,945)	(134,808)
- Pension values as reported in the SCT	(179,172)	(440,505)	(222,806)	(500,083)	(561,512)	(725,382)	0	(34,035)	(74,792)	(154,216)	(150,024)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	474,327	304,086	307,101	251,617	203,565	274,001	73,604	130,742	101,531	114,802	195,959
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(2,312)	(5,190)	138,379	77,112	(61,581)	177,669	(14,031)	115,766	40,892	(38,590)	96,761
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(1,384)	0	0	6,245	(10,552)	61,734	0	8,122	7,377	(8,405)	34,570
Pension Benefit Service Cost	18,900	23,381	22,555	12,406	21,548	18,582	0	4,695	2,817	4,623	4,043
Compensation Actually Paid (“CAP”)	1,533,696	1,027,985	1,609,228	1,342,391	1,152,003	1,458,808	531,439	965,847	682,704	601,280	856,847

Compensation Actually Paid vs. Total Shareholder Return			Relationship Between Pay and Financial Performance The graph below shows the relationship between CAP and QCR Holdings’ and its peer group’s total shareholder return.
Compensation Actually Paid vs. Net Income			The graph below shows the relationship between CAP and QCR Holdings’ net income.
Compensation Actually Paid vs. Company Selected Measure			The graph below shows the relationship between CAP and QCR Holdings’ adjusted earnings per share.
Tabular List, Table

The most important financial performance measures used by QCR Holdings in setting compensation for the CEO and all non-CEO NEOs for 2025 are listed in the table below.

Adjusted earnings per share(1)
Net income
Total nonperforming assets to total assets ratio
Adjusted loan growth(2)
Noninterest income
Return on average equity

(1)	Adjusted earnings per share is a non-GAAP measure calculated from our audited financial statements as set forth in footnote 5 of the Pay Versus Performance table.

(2)

Adjusted loan growth is a non-GAAP measurement. As calculated from our audited financial statements, adjusted loans are defined as total loans/leases receivable held for investment less those loans/leases generated by m2 or our specialty finance lending business.

Total Shareholder Return Amount			$ 215	207	150	127	142
Peer Group Total Shareholder Return Amount			196	148	108	109	138
Net Income (Loss)			$ 127,194,000	$ 113,850,000	$ 113,558,000	$ 99,066,000	$ 98,905,000
Company Selected Measure Amount			7.64	7.03	6.82	6.89	6.37
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name			Net income
Measure:: 3
Pay vs Performance Disclosure
Name			Total nonperforming assets to total assets ratio
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted loan growth
Measure:: 5
Pay vs Performance Disclosure
Name			Noninterest income
Measure:: 6
Pay vs Performance Disclosure
Name			Return on average equity
Mr Helling [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,419,359	$ 1,579,631	$ 1,798,583	$ 1,855,117	$ 1,939,141
PEO Actually Paid Compensation Amount			1,027,985	1,609,228	1,342,391	1,152,003	1,458,808
PEO Name	Mr. Helling
Mr Gipple [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,713,726	0	0	0	0
PEO Actually Paid Compensation Amount			1,533,696	0	0	0	0
PEO Name		Mr. Gipple
PEO | Mr Helling [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(440,505)	(222,806)	(500,083)	(561,512)	(725,382)
PEO | Mr Helling [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,381	22,555	12,406	21,548	18,582
PEO | Mr Helling [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(273,146)	(215,632)	(303,489)	(294,582)	(286,937)
PEO | Mr Helling [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			304,086	307,101	251,617	203,565	274,001
PEO | Mr Helling [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,190)	138,379	77,112	(61,581)	177,669
PEO | Mr Helling [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	6,245	(10,552)	61,734
PEO | Mr Gipple [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(179,172)
PEO | Mr Gipple [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,900
PEO | Mr Gipple [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(490,389)
PEO | Mr Gipple [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			474,327
PEO | Mr Gipple [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,312)
PEO | Mr Gipple [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,384)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(34,035)	(74,792)	(154,216)	(150,024)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	4,695	2,817	4,623	4,043
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(65,681)	(117,026)	(105,819)	(113,945)	(134,808)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			73,604	130,742	101,531	114,802	195,959
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,031)	115,766	40,892	(38,590)	96,761
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 8,122	$ 7,377	$ (8,405)	$ 34,570